Convertible Notes Payable - Summary of Common Stock Shares Issued under Notes (Parenthetical) (Detail) - USD ($)												3 Months Ended	9 Months Ended		12 Months Ended
	Aug. 28, 2017	Aug. 04, 2017	Jul. 07, 2017	Jul. 02, 2017	May 09, 2017	Apr. 10, 2017	Mar. 13, 2017	Mar. 02, 2017	Feb. 10, 2017	Feb. 01, 2017	Jan. 12, 2017	Sep. 30, 2017	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Debt Instrument [Line Items]
Reduction in Principal	$ 23,563,014	$ 1,015,848	$ 2,000,000		$ 1,913,915	$ 3,621,286	$ 4,417,830	$ 126,000	$ 3,045,817	$ 544,000	$ 1,478,318		$ 26,199,000	$ 0	$ 649,000
Loss on debt settlement												$ 2,952,000	$ 2,952,000	$ 0
Restructuring Agreement [Member]
Debt Instrument [Line Items]
Reduction in Principal	1,200,000
Loss on debt settlement	$ 2,000,000
Exchange Agreement [Member]
Debt Instrument [Line Items]
Reduction in Principal				$ 4,200,000
Loss on debt settlement				$ 1,000,000
Series A Preferred Stock [Member]
Debt Instrument [Line Items]
Number of shares issued				4,200
Series A Preferred Stock [Member] | Exchange Agreement [Member]
Debt Instrument [Line Items]
Number of shares issued				4,200
Common Stock Issued [Member]
Debt Instrument [Line Items]
Number of shares issued	1,418,948	38,906	114,286		109,367	169,061	117,297	2,571	43,882	4,857	11,753
Common Stock Issued [Member] | Restructuring Agreement [Member]
Debt Instrument [Line Items]
Number of shares issued	117,171
Common Stock Issued [Member] | Exchange Agreement [Member]
Debt Instrument [Line Items]
Number of shares issued				689,796